Cash and Bank Balances (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and bank balances
Cash at banks	$ 2,085,974	$ 4,414,456
Cash in hand	3,339
Total	$ 2,089,313	$ 4,414,456	$ 4,876,983	$ 4,958,983